TRUCKING ACQUISITION, Estimated Allocation of Purchase Price (Details) - Trucking [Member]	Sep. 15, 2021 USD ($)
Purchase price consideration [Abstract]
Consideration - cash	$ 1,860,000
Consideration - shares	1,240,000
Fair value of consideration	3,100,000
Net assets acquired and liabilities assumed [abstract]
Cash	117,321
Prepaid expenses	20,440
Loans payable	(52,042)
Accounts payable and accrued liabilities	(59,657)
Customer contract	3,073,938
Total net assets acquired and liabilities assumed	$ 3,100,000